Note 7 - Restructuring Costs	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of restructuring [text block]
Note
7
Restructuring costs

The restructuring costs mainly consist of severance payments to former employees and reductions of office space, with certain associated legal fees. The Group’s restructuring (including the restructuring within the Predecessor period) represents a streamlining of the Consumer Business carried out over a limited time-period.

	Predecessor	Successor
	Period from	Period from
	January 1 to	July 26 to	Year ended	Year ended
[US$ thousands]	November 3,	December 31,	December 31,	December 31,
Restructuring costs	2016	2016	2017	2018
Severance cost	3,586	—	2,707	—
Office restructuring cost	231	—	306	—
Legal fees related to restructuring	94	—	227	—
Total	3,911	—	3,240	—